Vanguard® Selected Value Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.7%)
Communication Services (2.8%)
	Omnicom Group Inc.	784,400	76,902
*	Charter Communications Inc. Class A	194,493	73,853
[1]	Warner Music Group Corp. Class A	1,718,090	51,560
			202,315
Consumer Discretionary (12.1%)
	Gildan Activewear Inc.	3,179,486	129,310
*	M/I Homes Inc.	487,100	81,263
*	Taylor Morrison Home Corp.	1,124,143	75,408
	Lear Corp.	545,377	66,558
	American Eagle Outfitters Inc.	2,686,760	59,243
	Magna International Inc.	1,210,425	53,707
	Advance Auto Parts Inc.	840,883	53,253
*	CarMax Inc.	617,870	52,173
	LKQ Corp.	1,145,400	47,534
	Gentex Corp.	1,502,454	46,666
	PVH Corp.	432,574	44,118
	Hasbro Inc.	597,766	38,532
*	Helen of Troy Ltd.	642,850	37,999
	Newell Brands Inc.	4,134,510	35,515
*	Hanesbrands Inc.	3,842,600	22,825
	Gap Inc.	718,961	16,881
			860,985
Consumer Staples (3.6%)
	Tyson Foods Inc. Class A	870,421	53,009
	Flowers Foods Inc.	2,141,100	48,217
	Kraft Heinz Co.	1,188,590	41,850
	Dollar General Corp.	340,568	41,001
	Spectrum Brands Holdings Inc.	480,073	40,619
	Ingredion Inc.	268,200	33,356
			258,052
Energy (2.7%)
	Civitas Resources Inc.	881,311	61,480
	NOV Inc.	2,754,742	57,354
	Golar LNG Ltd.	1,499,500	52,333
	Williams Cos. Inc.	413,654	17,762
			188,929
Financials (26.2%)
	Fidelity National Financial Inc.	2,304,788	127,708
	Unum Group	1,687,648	97,090
	Corebridge Financial Inc.	3,104,376	91,734
	CNO Financial Group Inc.	2,567,315	89,497
	Equitable Holdings Inc.	1,798,807	78,446
	Glacier Bancorp Inc.	1,749,351	78,213
	RenaissanceRe Holdings Ltd.	318,730	73,917
	Voya Financial Inc.	921,202	66,999
	Jackson Financial Inc. Class A	758,500	66,794
	Brookfield Asset Management Ltd. Class A	1,495,230	65,237
*	Markel Group Inc.	38,120	62,473
	State Street Corp.	734,840	62,439
*	Genworth Financial Inc. Class A	8,999,686	60,928
	Jefferies Financial Group Inc.	1,036,878	60,626
	Global Payments Inc.	587,534	59,717
	Globe Life Inc.	593,678	55,058
	Discover Financial Services	378,649	54,522
	CNA Financial Corp.	1,092,816	53,723
	M&T Bank Corp.	289,900	49,912
	Radian Group Inc.	1,316,000	48,824
	Ally Financial Inc.	1,080,000	48,611

Vanguard® Selected Value Fund
		Shares	Market Value ($000)
	Axis Capital Holdings Ltd.	627,621	47,542
	Regions Financial Corp.	1,899,145	42,484
	Essent Group Ltd.	653,930	41,093
	Fifth Third Bancorp	945,751	40,043
	Capital One Financial Corp.	260,835	39,490
	Webster Financial Corp.	597,114	29,629
	Navient Corp.	1,805,262	29,624
	MetLife Inc.	385,173	29,601
	PNC Financial Services Group Inc.	151,370	27,413
	Loews Corp.	307,800	24,609
	KeyCorp.	1,492,763	24,078
	Comerica Inc.	370,173	20,289
*	SiriusPoint Ltd.	1,224,166	17,591
			1,865,954
Health Care (9.1%)
	Baxter International Inc.	3,002,010	107,532
	Universal Health Services Inc. Class B	378,123	80,827
	Labcorp Holdings Inc.	354,460	76,365
	Teleflex Inc.	343,200	75,820
	Humana Inc.	188,534	68,176
[1]	Fresenius Medical Care AG & Co. KGaA ADR	3,285,843	63,384
*	Henry Schein Inc.	879,996	63,307
	Dentsply Sirona Inc.	1,952,240	52,984
	Perrigo Co. plc	1,289,941	36,467
*	Integra LifeSciences Holdings Corp.	759,592	18,845
			643,707
Industrials (15.8%)
	AerCap Holdings NV	2,302,281	216,299
	RB Global Inc. (XTSE)	847,539	67,490
	Woodward Inc.	420,025	65,520
	SS&C Technologies Holdings Inc.	790,883	57,695
*	JELD-WEN Holding Inc.	3,404,654	56,824
	Ashtead Group plc ADR	191,680	55,041
	Stanley Black & Decker Inc.	495,450	52,329
	CH Robinson Worldwide Inc.	578,204	51,489
	Esab Corp.	466,710	47,418
	Robert Half Inc.	724,107	46,480
	Concentrix Corp.	585,438	41,273
	MSC Industrial Direct Co. Inc. Class A	457,552	40,699
	Genpact Ltd.	1,163,681	40,345
	WESCO International Inc.	226,007	39,540
	MSA Safety Inc.	205,129	38,698
*	API Group Corp.	1,016,900	38,530
	Armstrong World Industries Inc.	263,750	34,657
	AMETEK Inc.	193,540	33,575
*	JetBlue Airways Corp.	4,790,529	30,707
*	Gates Industrial Corp. plc	1,530,000	28,443
	ManpowerGroup Inc.	351,105	26,888
*	Masterbrand Inc.	572,191	10,328
*	Air France KLM ADR	4,102,756	3,446
			1,123,714
Information Technology (7.9%)
	TE Connectivity Ltd.	707,357	109,166
*	Arrow Electronics Inc.	714,486	88,375
	Avnet Inc.	1,564,918	84,130
	Cognizant Technology Solutions Corp. Class A	1,002,275	75,852
	Open Text Corp.	2,237,564	70,550
	Skyworks Solutions Inc.	343,476	39,026
	Amdocs Ltd.	410,000	35,863
	Micron Technology Inc.	296,749	32,589
	MKS Instruments Inc.	217,505	27,384
			562,935
Materials (7.6%)
	United States Steel Corp.	2,337,700	96,056
*	Eldorado Gold Corp.	4,267,564	72,378
	Dow Inc.	1,324,763	72,160
	Olin Corp.	1,346,024	61,392
*	IAMGOLD Corp. (XTSE)	13,779,630	56,772

Vanguard® Selected Value Fund
		Shares	Market Value ($000)
	Mosaic Co.	1,298,100	38,644
	Ternium SA ADR	1,004,056	34,821
	Centerra Gold Inc.	5,037,976	33,805
*	Axalta Coating Systems Ltd.	736,776	26,266
	FMC Corp.	428,135	24,986
*	Equinox Gold Corp.	2,671,383	14,995
*	Equinox Gold Corp. (XTSE)	1,626,200	9,139
			541,414
Real Estate (4.7%)
*	CBRE Group Inc. Class A	932,584	105,112
	Crown Castle Inc.	659,960	72,648
*	Howard Hughes Holdings Inc.	754,441	55,957
	Park Hotels & Resorts Inc.	3,323,915	50,058
	DiamondRock Hospitality Co.	5,985,182	49,258
			333,033
Utilities (2.2%)
	Edison International	905,934	72,484
	Atmos Energy Corp.	537,853	68,781
	Entergy Corp.	110,564	12,822
			154,087
Total Common Stocks (Cost $5,395,128)			6,735,125
Temporary Cash Investments (5.4%)
Money Market Fund (5.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.390% (Cost $385,101)	3,851,812	385,143
Total Investments (100.1%) (Cost $5,780,229)			7,120,268
Other Assets and Liabilities—Net (-0.1%)			(7,295)
Net Assets (100%)			7,112,973
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,529,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,733,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	505	140,340	225
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard® Selected Value Fund
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.